Summary of Significant Accounting Policies: Fair Value of Financial Instruments, Policy: Schedule of Fair Value Derivative Liabilities (Details) - USD ($)	Mar. 31, 2023	Mar. 30, 2023
Details
Total derivative liabilities	$ 252,659	$ 116,508